SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Soil and rock transportation income charged to Chi Yip included in revenues	$ 13,464,430	$ 11,143,138	$ 10,483,094
Site management income charge to Chi Yip included in other income		39,184
Service fee charged by Chi Yip included in cost of sales	10,695,826	8,965,091	7,522,902
Initial payment of finance lease – related parties	(139,595)	(24,823)	(565,022)
Principal payment of finance lease liabilities - related parties	(935,304)	(693,666)	(227,241)
Proceeds from Director - Man Siu Ming	156,248
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Soil and rock transportation income charged to Chi Yip included in revenues		2,830,475
Site management income charge to Chi Yip included in other income		39,184
Service fee charged by Chi Yip included in cost of sales	1,023,137	1,162,640
Finance lease expenses fees paid for Chi Yip	29,307	55,988
Initial payment of finance lease – related parties	(156,248)
Principal payment of finance lease liabilities - related parties	(322,807)	(656,399)
Operating expenses paid to Chi Yip		769
Mr. Man Siu Ming [Member]
Related Party Transaction [Line Items]
Proceeds from Director - Man Siu Ming	275,619	258,337
Repayments to Director - Man Siu Ming	(623,776)	(147,948)
Net proceeds/(repayment) from Man Siu Ming	$ (348,157)	$ 110,389